Related Party Transactions	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related Party Transactions	Note 27
Related Party Transactions
The following significant transactions took place between the Company and related parties within the BW
Group, Scorpio Holdings and Swire Pacific Offshore Holdings Group at terms agreed between the parties:

EUR'000	2025	2024	2023
Purchases of services from related parties	(5,732)	(8,260)	(9,216)
BW Group Limited (including subsidiaries)	(5,455)	(7,121)	(9,199)
Scorpio Holdings Limited (including subsidiaries)	(277)	(1,139)	(17)
Receivables from related parties at reported period	—	214	592
Scorpio Holdings Limited (including subsidiaries)	—	214	592
Payables to related parties at reported period	382	223	162
BW Group Limited (including subsidiaries)	306	181	10
Scorpio Holdings Limited (including subsidiaries)	76	42	152
Related party transactions during the reporting period are primarily related to guarantee fees charged by
BW Group Limited, bunker supply provided by Hafnia Pools (a member of the BW Group), training-related costs charged by BW Maritime, and administrative expenses charged by Scorpio Services Holding.
As at 31 December 2025, approximately EUR 3 million recognised within prepayments relates to legal and advisory costs incurred by the Company on behalf of a special purpose vehicle incorporated by BW Altor
Pte. Ltd. in connection with the Cadeler Group’s proposed re-domiciliation to the United Kingdom, as first disclosed on 28 June 2024. It is anticipated that these costs will be reimbursed by the special purposes vehicle (which is today a related party) immediately following the contemplated transaction, which the
Company expects to complete in 2026.
In addition, Cadeler has not entered into any significant transactions with members of the Cadeler Board of
Directors or Executive Management, other than remuneration and reimbursement of expenses. Cadeler has not provided or granted any loans or guarantees to its directors or Executive Management. For information on remuneration paid to members of the Cadeler Board and Executive Management, refer to Note 8.
Group’s Related Party Transactions
Members of Cadeler’s Executive Management and its Board of Directors, as well as their respective close family members and entities controlled by them or over which they exercise significant influence are considered related parties of Cadeler. BW Altor Pte. Ltd. (“BW Altor”) and Scorpio Holdings Limited (“Scorpio
Holdings”), together with certain of their respective affiliates are considered related parties as they are deemed to be controlled by, or under the significant influence of, Andreas Sohmen-Pao and Emanuele
Lauro (each a member of Cadeler’s Board of Directors), respectively. For the financial year 2022, Swire
Pacific Limited (“Swire Pacific”) was considered a related party of Cadeler due to its significant ownership stake and the fact that one of its employees served as a director on the Cadeler Board of Directors.
However, with effect from 1 January 2023, Cadeler ceased to consider Swire Pacific to be a related party due to its reduced ownership percentage and the fact that it was no longer represented on Cadeler’s Board of
Directors.
For the financial years ended 31 December 2025, 2024 and 2023, there were no material transactions between Cadeler or any entity within the Cadeler Group and BW Altor, Scorpio Holdings and/or Swire
Pacific (or their respective affiliates) other than the transactions described below.
Note 27
Related Party Transactions
Continued from previous page
Guarantees provided by BW Group
BW Group has provided COSCO with four guarantees in respect of the sums payable by Cadeler in accordance with the contracts for the construction of certain P-class and A-class WTIVs in 2021, 2022 and
2023. Under this guarantee arrangement, certain fees are payable by the Group to BW Group until the guarantees are discharged in full.
On 27 May 2024, additional guarantees were provided in respect of the sums owed by Cadeler pursuant to the ordered third A-class vessel.
Training courses provided by BW Maritime
BW Maritime has provided training courses for Cadeler’s onshore staff as well as reimbursement of travelling costs for board members.
Administrative support provided by Scorpio Services
Holding
The Group, due to the business combination with Eneti, holds an agreement with Scorpio Services Holding (“SSH”) for the provision of administrative staff, office space and accounting, legal compliance, financial and information technology services for which it is required to reimburse to SSH for the direct and indirect expenses incurred in providing such services.
Ultramax and Kamsarmax pools
Through the business combination the Company acquired
receivables positions from Eneti related to transactions to Scorpio
Group related parties for commercial management services. These services involved securing employment for Eneti’s drybulk vessels in the spot market or on time charters. The pools are owned by Scorpio
Holdings which is considered a related party.